UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 1677

John Hancock Capital Series
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

U.S. Global Leaders Growth Fund

Quarterly portfolio holdings 7/31/17

Fund’s investments

As of 7-31-17 (unaudited)
	Shares	Value
Common stocks 97.0%		$1,419,719,027
(Cost $990,765,083)
Consumer discretionary 24.1%		353,012,850
Hotels, restaurants and leisure 6.4%
Chipotle Mexican Grill, Inc. (A)	139,202	47,853,472
Starbucks Corp.	841,993	45,450,782
Internet and direct marketing retail 7.2%
Amazon.com, Inc. (A)	51,301	50,674,102
The Priceline Group, Inc. (A)	27,133	55,039,291
Specialty retail 6.1%
Lowe’s Companies, Inc.	657,834	50,916,352
The TJX Companies, Inc.	80,396	5,652,643
Ulta Beauty, Inc. (A)	129,479	32,526,420
Textiles, apparel and luxury goods 4.4%
NIKE, Inc., Class B	1,099,065	64,899,788
Consumer staples 3.9%		56,422,811
Food products 3.9%
Mondelez International, Inc., Class A	1,281,754	56,422,811
Energy 6.1%		89,059,395
Energy equipment and services 6.1%
Core Laboratories NV (B)	437,957	44,027,817
Schlumberger, Ltd.	656,437	45,031,578
Financials 3.1%		46,038,745
Capital markets 3.1%
State Street Corp.	493,819	46,038,745
Health care 13.3%		193,855,692
Biotechnology 3.5%
Regeneron Pharmaceuticals, Inc. (A)	104,852	51,547,340
Health care providers and services 3.6%
UnitedHealth Group, Inc.	274,104	52,575,888
Health care technology 3.3%
Cerner Corp. (A)	745,701	48,000,773
Pharmaceuticals 2.9%
Novo Nordisk A/S, ADR	984,238	41,731,691
Industrials 4.9%		71,904,862
Road and rail 4.9%
J.B. Hunt Transport Services, Inc.	499,702	45,327,968
Kansas City Southern	257,553	26,576,894
Information technology 34.5%		505,073,864
Internet software and services 8.1%
Alphabet, Inc., Class C (A)	59,476	55,342,418
Facebook, Inc., Class A (A)	374,855	63,444,209
IT services 13.3%
Alliance Data Systems Corp.	183,880	44,394,148
Automatic Data Processing, Inc.	300,743	35,761,350
FleetCor Technologies, Inc. (A)	357,210	54,317,353
Visa, Inc., Class A	605,903	60,323,703

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND 2

		Shares	Value
Information technology (continued)
Software 13.1%
Autodesk, Inc. (A)		400,718	$44,395,547
Red Hat, Inc. (A)		437,448	43,250,484
salesforce.com, Inc. (A)		654,513	59,429,780
SAP SE, ADR (B)		419,602	44,414,872
Materials 3.9%			57,613,262
Chemicals 3.9%
Ecolab, Inc.		437,558	57,613,262
Real estate 3.2%			46,737,546
Equity real estate investment trusts 3.2%
Equinix, Inc.		103,693	46,737,546
	Yield (%)	Shares	Value
Securities lending collateral 3.6%			$52,790,744
(Cost $52,787,153)
John Hancock Collateral Trust (C)	1.1917(D)	5,275,803	52,790,744
Short-term investments 1.8%			$25,762,810
(Cost $25,762,810)
Money market funds 1.8%			25,762,810
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.9351(D)	25,762,810	25,762,810
Total investments (Cost $1,069,315,046)† 102.4%			$1,498,272,581
Other assets and liabilities, net (2.4%)			(34,772,482)
Total net assets 100.0%			$1,463,500,099
The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipts
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 7-31-17. The value of securities on loan amounted to $51,761,103.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 7-31-17.
†	At 7-31-17, the aggregate cost of investment securities for federal income tax purposes was $1,073,009,662. Net unrealized appreciation aggregated to $425,262,919, of which $441,168,292 related to appreciated investment securities and $15,905,373 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND 3

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of July 31, 2017, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       4

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	26Q3	07/17
This report is for the information of the shareholders of John Hancock U.S. Global Leaders Growth Fund.		9/17

John Hancock

Classic Value Fund

Quarterly portfolio holdings 7/31/17

Fund’s investments

As of 7-31-17 (unaudited)
	Shares	Value
Common stocks 98.0%		$2,012,643,889
(Cost $1,603,038,572)
Consumer discretionary 11.7%		240,433,689
Automobiles 2.5%
Ford Motor Company	4,549,391	51,044,167
Hotels, restaurants and leisure 1.9%
Hilton Worldwide Holdings, Inc.	623,715	39,000,899
Media 5.6%
News Corp., Class A	2,160,052	30,910,344
Omnicom Group, Inc.	727,198	57,259,571
The Interpublic Group of Companies, Inc.	1,250,945	27,032,921
Specialty retail 1.7%
Staples, Inc.	3,466,580	35,185,787
Consumer staples 2.8%		57,070,625
Food and staples retailing 2.8%
Wal-Mart Stores, Inc.	713,472	57,070,625
Energy 12.2%		250,035,907
Energy equipment and services 1.3%
Halliburton Company	618,092	26,231,824
Oil, gas and consumable fuels 10.9%
BP PLC, ADR	1,083,645	38,079,285
Cenovus Energy, Inc.	4,700,583	39,531,903
Exxon Mobil Corp.	523,265	41,882,131
Murphy Oil Corp.	1,103,276	29,325,076
Royal Dutch Shell PLC, ADR, Class A	1,326,476	74,985,688
Financials 40.3%		828,643,088
Banks 12.5%
Bank of America Corp.	2,972,988	71,708,471
Citigroup, Inc.	1,220,973	83,575,602
JPMorgan Chase & Co.	586,661	53,855,480
Regions Financial Corp.	3,237,950	47,274,070
Capital markets 14.4%
Franklin Resources, Inc.	1,364,649	61,108,982
Morgan Stanley	1,429,596	67,048,052
State Street Corp.	646,187	60,244,014
The Goldman Sachs Group, Inc.	274,028	61,746,729
UBS Group AG (A)(B)	2,577,126	44,919,306
Consumer finance 2.7%
Capital One Financial Corp.	655,791	56,516,068
Diversified financial services 3.0%
Voya Financial, Inc.	1,562,843	61,325,959
Insurance 7.7%
American International Group, Inc.	959,709	62,812,954
Axis Capital Holdings, Ltd.	746,892	48,234,286
MetLife, Inc.	877,693	48,273,115
Health care 10.7%		219,304,432
Health care equipment and supplies 0.8%
Abbott Laboratories	340,222	16,732,118

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK CLASSIC VALUE FUND 2

		Shares	Value
Health care (continued)
Health care providers and services 6.4%
Cigna Corp.		228,977	$39,741,248
Express Scripts Holding Company (A)		631,722	39,571,066
McKesson Corp.		322,993	52,282,877
Pharmaceuticals 3.5%
Mylan NV (A)		1,820,393	70,977,123
Industrials 5.1%			105,282,663
Machinery 5.1%
Dover Corp.		765,185	64,275,540
Parker-Hannifin Corp.		126,212	20,948,668
Stanley Black & Decker, Inc.		142,572	20,058,455
Information technology 15.2%			311,873,485
Electronic equipment, instruments and components 1.0%
Corning, Inc.		696,483	20,295,515
IT services 3.5%
Cognizant Technology Solutions Corp., Class A		1,030,906	71,462,404
Semiconductors and semiconductor equipment 2.4%
Intel Corp.		1,401,931	49,726,493
Software 3.3%
Oracle Corp.		1,373,452	68,576,458
Technology hardware, storage and peripherals 5.0%
Hewlett Packard Enterprise Company		3,366,801	58,952,686
HP, Inc.		1,550,226	29,609,317
Seagate Technology PLC		402,021	13,250,612
	Yield (%)	Shares	Value
Securities lending collateral 0.1%			$2,723,895
(Cost $2,724,011)
John Hancock Collateral Trust (C)	1.1917(D)	272,221	2,723,895
		Par value^	Value
Short-term investments 2.2%			$44,486,000
(Cost $44,486,000)
Repurchase agreement 2.2%			44,486,000
Repurchase Agreement with State Street Corp. dated 7-31-17 at 0.340% to be repurchased at
$44,486,420 on 8-1-17, collateralized by $44,805,000 U.S. Treasury Notes, 2.125% due 2-29-24
(valued at $45,379,535, including interest)		44,486,000	44,486,000
Total investments (Cost $1,650,248,583)† 100.3%			$2,059,853,784
Other assets and liabilities, net (0.3%)			(5,268,559)
Total net assets 100.0%			$2,054,585,225
The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipts
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 7-31-17. The value of securities on loan amounted to $2,661,288.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 7-31-17.

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK CLASSIC VALUE FUND 3

†	At 7-31-17, the aggregate cost of investment securities for federal income tax purposes was $1,659,230,774. Net unrealized appreciation aggregated to $400,623,010, of which $467,845,276 related to appreciated investment securities and $67,222,266 related to depreciated investment securities.

The fund had the following country composition as a percentage of net assets on 7-31-17:

United States	88.1%
Netherlands	3.6%
Bermuda	2.3%
Switzerland	2.2%
Canada	1.9%
United Kingdom	1.9%
TOTAL	100.0%

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK CLASSIC VALUE FUND 4

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of July 31, 2017, all investments are categorized as Level 1 under the hierarchy described above, except for repurchase agreements, which are categorized as Level 2.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	38Q3	07/17
This report is for the information of the shareholders of John Hancock Classic Value Fund.		9/17

ITEM 2. CONTROLS AND PROCEDURES.

(a)       Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)       There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant’s principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Capital Series

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	September 13, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	September 13, 2017

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	September 13, 2017